AST QUANTITATIVE MODELING PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
	Shares	Value
Long-Term Investments — 93.1%
Affiliated Mutual Funds — 26.6%
Domestic Equity — 20.7%
AST Large-Cap Growth Portfolio*	370,854	$37,055,685
AST Large-Cap Value Portfolio*	667,267	41,350,520
AST Small-Cap Equity Portfolio*	147,790	12,712,908
PGIM Jennison Natural Resources Fund	21,442	1,887,542
		93,006,655
Fixed Income — 0.1%
PSF PGIM High Yield Bond Portfolio*	51,404	401,981
International Equity — 5.8%
AST International Equity Portfolio*	629,491	22,743,511
PGIM Global Real Estate Fund	85,360	1,807,071
PGIM Jennison Emerging Markets Equity Opportunities Fund	79,854	1,664,159
		26,214,741

Total Affiliated Mutual Funds (cost $99,776,375)(wa)		119,623,377
Common Stocks — 39.5%
Aerospace & Defense — 1.1%
Airbus SE (France)	31	5,859
ATI, Inc.*	2,800	407,288
Axon Enterprise, Inc.*	55	23,358
Boeing Co. (The)*	1,480	294,564
Elbit Systems Ltd. (Israel)	36	30,352
FTAI Aviation Ltd.	600	147,000
General Dynamics Corp.	1,085	372,394
General Electric Co.	2,675	759,085
Howmet Aerospace, Inc.	2,190	504,707
Huntington Ingalls Industries, Inc.	30	11,397
L3Harris Technologies, Inc.	135	46,595
Lockheed Martin Corp.	150	90,659
Northrop Grumman Corp.	265	180,794
Rolls-Royce Holdings PLC (United Kingdom)	21,666	329,159
RTX Corp.	3,600	694,440
Saab AB (Sweden) (Class B Stock)	1,975	129,263
Safran SA (France)	871	285,017
Singapore Technologies Engineering Ltd. (Singapore)	22,700	192,660
Textron, Inc.	130	11,383
TransDigm Group, Inc.	42	48,676
Woodward, Inc.	900	322,128
		4,886,778
Air Freight & Logistics — 0.2%
C.H. Robinson Worldwide, Inc.	80	13,286
Deutsche Post AG (Germany)	2,204	116,166
Expeditors International of Washington, Inc.	100	14,323
FedEx Corp.	760	270,697
United Parcel Service, Inc. (Class B Stock)	2,750	270,545
		685,017
	Shares	Value

Common Stocks (continued)
Automobile Components — 0.1%
Aptiv PLC*	3,980	$276,371
Sumitomo Electric Industries Ltd. (Japan)	1,100	62,502
		338,873
Automobiles — 0.9%
Bayerische Motoren Werke AG (Germany)	954	88,251
Ford Motor Co.	15,520	179,101
General Motors Co.	6,120	455,940
Honda Motor Co. Ltd. (Japan)	20,200	163,490
Isuzu Motors Ltd. (Japan)	9,400	135,367
Mercedes-Benz Group AG (Germany)	3,773	231,900
Subaru Corp. (Japan)	1,400	22,556
Tesla, Inc.*	6,445	2,395,929
Toyota Motor Corp. (Japan)	12,500	259,842
		3,932,376
Banks — 2.2%
AIB Group PLC (Ireland)	10,535	112,462
Banco Bilbao Vizcaya Argentaria SA (Spain)	7,687	166,036
Banco Santander SA (Spain)	23,091	258,867
Bank Hapoalim BM (Israel)	5,309	124,682
Bank of America Corp.	11,000	536,250
Barclays PLC (United Kingdom)	41,427	216,808
BNP Paribas SA (France)	2,550	242,922
BOC Hong Kong Holdings Ltd. (China)	19,500	107,582
CaixaBank SA (Spain)	19,528	234,095
Chiba Bank Ltd. (The) (Japan)	600	7,767
Citigroup, Inc.	7,600	861,916
Citizens Financial Group, Inc.	5,610	336,432
Commonwealth Bank of Australia (Australia)	2,091	244,870
Credit Agricole SA (France)	8,639	161,241
Danske Bank A/S (Denmark)	1,092	53,817
Fifth Third Bancorp	1,970	91,526
HSBC Holdings PLC (United Kingdom)	29,722	488,112
Huntington Bancshares, Inc.	1,510	23,631
ING Groep NV (Netherlands)	1,317	34,185
Intesa Sanpaolo SpA (Italy)	10,077	60,945
Japan Post Bank Co. Ltd. (Japan)	1,400	22,834
JPMorgan Chase & Co.	6,455	1,898,803
KeyCorp	700	14,035
Lloyds Banking Group PLC (United Kingdom)	84,091	104,225
M&T Bank Corp.	110	22,739
Mitsubishi UFJ Financial Group, Inc. (Japan)	10,900	184,580
National Australia Bank Ltd. (Australia)	1,314	38,008
NatWest Group PLC (United Kingdom)	33,471	247,951
Nordea Bank Abp (Finland)	9,338	160,793
Oversea-Chinese Banking Corp. Ltd. (Singapore)	11,100	190,118
PNC Financial Services Group, Inc. (The)	300	62,427
Regions Financial Corp.	640	16,717
A1

AST QUANTITATIVE MODELING PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
	Shares	Value

Common Stocks (continued)
Banks (cont’d.)
Resona Holdings, Inc. (Japan)	3,900	$44,490
Societe Generale SA (France)	1,701	124,202
Standard Chartered PLC (United Kingdom)	7,176	149,547
Sumitomo Mitsui Financial Group, Inc. (Japan)	6,000	197,282
Swedbank AB (Sweden) (Class A Stock)	3,410	116,225
Truist Financial Corp.	9,640	443,151
U.S. Bancorp	6,170	320,902
UniCredit SpA (Italy)	3,849	276,142
Wells Fargo & Co.	8,650	688,626
		9,687,943
Beverages — 0.4%
Anheuser-Busch InBev SA/NV (Belgium)	1,368	94,647
Brown-Forman Corp. (Class B Stock)	150	3,966
Coca-Cola Co. (The)	6,140	466,947
Coca-Cola HBC AG (Italy)*	616	34,699
Constellation Brands, Inc. (Class A Stock)	100	15,000
Heineken Holding NV (Netherlands)	1,440	102,479
Keurig Dr. Pepper, Inc.	6,210	163,509
Kirin Holdings Co. Ltd. (Japan)	9,800	155,881
Molson Coors Beverage Co. (Class B Stock)	120	5,167
Monster Beverage Corp.*	3,330	241,292
PepsiCo, Inc.	3,470	538,856
		1,822,443
Biotechnology — 0.8%
AbbVie, Inc.	5,310	1,154,872
Amgen, Inc.	1,500	527,775
Biogen, Inc.*	310	56,832
CSL Ltd. (Australia)	1,456	143,007
Exelixis, Inc.*	2,500	107,225
Genmab A/S (Denmark)*	92	24,778
Gilead Sciences, Inc.	3,520	490,582
Grifols SA (Spain)	1,056	11,048
Incyte Corp.*	1,920	180,710
Moderna, Inc.*	260	13,208
Neurocrine Biosciences, Inc.*	1,400	184,436
Regeneron Pharmaceuticals, Inc.	455	351,551
United Therapeutics Corp.*	60	35,579
Vertex Pharmaceuticals, Inc.*	185	82,610
		3,364,213
Broadline Retail — 1.2%
Amazon.com, Inc.*	23,390	4,871,435
eBay, Inc.	2,130	193,873
Macy’s, Inc.	14,000	253,260
Next PLC (United Kingdom)	297	50,178
Prosus NV (China)*	1,612	74,628
Rusta AB (Sweden)	1,102	10,935
		5,454,309
	Shares	Value

Common Stocks (continued)
Building Products — 0.2%
A.O. Smith Corp.	80	$5,275
Advanced Drainage Systems, Inc.	300	41,139
AGC, Inc. (Japan)	1,700	60,227
Allegion PLC	90	13,076
Builders FirstSource, Inc.*	80	6,586
Carrier Global Corp.	580	32,660
Johnson Controls International PLC	3,450	451,778
Lennox International, Inc.	25	11,603
Masco Corp.	150	9,056
Trane Technologies PLC	165	68,762
		700,162
Capital Markets — 1.3%
Affiliated Managers Group, Inc.	600	166,020
Ameriprise Financial, Inc.	65	28,886
Amundi SA (France), 144A	1,152	99,000
Ares Management Corp. (Class A Stock)	150	16,365
Bank of New York Mellon Corp. (The)	5,010	594,336
Blackrock, Inc.	486	467,391
Blackstone, Inc.	550	63,244
Cboe Global Markets, Inc.	70	19,675
Charles Schwab Corp. (The)	6,840	642,823
CME Group, Inc.	260	76,791
Coinbase Global, Inc. (Class A Stock)*	190	33,176
Daiwa Securities Group, Inc. (Japan)	900	8,528
Deutsche Bank AG (Germany)	4,018	119,576
FactSet Research Systems, Inc.	45	9,765
Franklin Resources, Inc.	230	5,433
Futu Holdings Ltd. (Hong Kong), ADR*	100	13,676
Goldman Sachs Group, Inc. (The)	530	448,375
Houlihan Lokey, Inc.	400	57,448
Interactive Brokers Group, Inc. (Class A Stock)	330	22,133
Intercontinental Exchange, Inc.	1,220	191,882
Invesco Ltd.	330	8,016
Japan Exchange Group, Inc. (Japan)	5,400	63,061
KKR & Co., Inc.	510	47,175
Moody’s Corp.	210	91,612
Morgan Stanley	4,890	804,747
Morningstar, Inc.	300	50,715
MSCI, Inc.	455	245,250
Nasdaq, Inc.	330	28,014
Nomura Holdings, Inc. (Japan)	11,900	93,701
Northern Trust Corp.	960	133,987
Raymond James Financial, Inc.	950	137,550
Robinhood Markets, Inc. (Class A Stock)*	590	40,887
S&P Global, Inc.	1,125	478,507
SBI Holdings, Inc. (Japan)	300	5,555
Singapore Exchange Ltd. (Singapore)	8,500	129,669
State Street Corp.	200	25,312
T. Rowe Price Group, Inc.(a)	1,660	149,632
UBS Group AG (Switzerland)	6,584	256,733
		5,874,646

A2

AST QUANTITATIVE MODELING PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
	Shares	Value

Common Stocks (continued)
Chemicals — 0.5%
Air Liquide SA (France)	220	$45,474
Air Products & Chemicals, Inc.	190	55,193
Albemarle Corp.	100	17,953
CF Industries Holdings, Inc.	140	18,178
Corteva, Inc.	2,200	184,162
Dow, Inc.	530	22,074
DuPont de Nemours, Inc.	6,300	288,540
Ecolab, Inc.	190	50,544
Element Solutions, Inc.	2,000	68,280
International Flavors & Fragrances, Inc.	190	13,785
Linde PLC	1,245	617,221
LyondellBasell Industries NV (Class A Stock)	220	17,723
Mitsubishi Chemical Group Corp. (Japan)	17,400	101,723
Mosaic Co. (The)	230	5,865
PPG Industries, Inc.	190	20,307
Sherwin-Williams Co. (The)	1,370	439,153
Yara International ASA (Brazil)	3,775	220,665
		2,186,840
Commercial Services & Supplies — 0.2%
Brambles Ltd. (Australia)	2,066	32,425
Cintas Corp.	450	76,113
Copart, Inc.*	660	21,912
Dai Nippon Printing Co. Ltd. (Japan)	5,500	100,210
Itoki Corp. (Japan)	600	11,779
RB Global, Inc. (Canada)	1,800	172,530
Republic Services, Inc.	150	32,853
Rollins, Inc.	210	11,216
Tetra Tech, Inc.	4,300	129,516
TOPPAN Holdings, Inc. (Japan)	1,500	39,562
Veralto Corp.	180	15,916
Waste Management, Inc.	270	62,043
		706,075
Communications Equipment — 0.4%
Arista Networks, Inc.*	3,970	487,437
Ciena Corp.*	1,105	428,994
Cisco Systems, Inc.	6,590	511,318
F5, Inc.*	50	14,467
Lumentum Holdings, Inc.*	270	189,745
Motorola Solutions, Inc.	120	52,076
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)	19,699	224,573
		1,908,610
Construction & Engineering — 0.2%
ACS Actividades de Construccion y Servicios SA (Spain)	792	96,589
AECOM	800	67,856
API Group Corp.*	4,300	174,236
Comfort Systems USA, Inc.	126	173,753
Eiffage SA (France)	192	29,446
EMCOR Group, Inc.	35	25,841
HOCHTIEF AG (Germany)	472	214,699
MasTec, Inc.*	200	64,348
	Shares	Value

Common Stocks (continued)
Construction & Engineering (cont’d.)
Obayashi Corp. (Japan)	1,600	$38,753
Quanta Services, Inc.	110	60,392
Taisei Corp. (Japan)	100	10,360
		956,273
Construction Materials — 0.0%
CRH PLC	1,000	105,120
Martin Marietta Materials, Inc.	45	26,491
Vulcan Materials Co.	90	24,507
		156,118
Consumer Finance — 0.2%
Ally Financial, Inc.	7,500	294,225
American Express Co.	400	120,992
Capital One Financial Corp.	1,564	285,321
Synchrony Financial	5,260	357,785
		1,058,323
Consumer Staples Distribution & Retail — 0.8%
Carrefour SA (France)	312	5,777
Costco Wholesale Corp.	1,457	1,451,798
Dollar General Corp.	2,260	268,330
Dollar Tree, Inc.*	660	72,277
Jeronimo Martins SGPS SA (Portugal)	465	11,119
Koninklijke Ahold Delhaize NV (Netherlands)	5,175	240,995
Kroger Co. (The)	930	67,295
Sonae SGPS SA (Portugal)	3,185	7,074
Sysco Corp.	4,650	331,684
Target Corp.	1,230	149,076
Tesco PLC (United Kingdom)	1,123	7,058
Walmart, Inc.	8,720	1,083,722
Woolworths Group Ltd. (Australia)	2,616	66,060
		3,762,265
Containers & Packaging — 0.0%
Amcor PLC	340	13,515
Avery Dennison Corp.	380	65,618
Ball Corp.	200	11,822
International Paper Co.	390	13,923
Packaging Corp. of America	90	19,100
Smurfit Westrock PLC	1,390	55,392
		179,370
Distributors — 0.0%
Genuine Parts Co.	100	10,575
Pool Corp.	35	7,082
		17,657
Diversified Consumer Services — 0.1%
AcadeMedia AB (Sweden), 144A	2,508	26,649
ADT, Inc.	39,200	257,544
		284,193
Diversified REITs — 0.0%
Covivio SA (France)	1,356	81,039

A3

AST QUANTITATIVE MODELING PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
	Shares	Value

Common Stocks (continued)
Diversified REITs (cont’d.)
Stockland (Australia)	22,736	$68,250
		149,289
Diversified Telecommunication Services — 0.4%
AT&T, Inc.	12,770	370,202
Comcast Corp. (Class A Stock)	12,220	350,836
Deutsche Telekom AG (Germany)	8,518	317,920
NOS SGPS SA (Portugal)	2,774	17,539
Telia Co. AB (Sweden)	6,450	33,045
Verizon Communications, Inc.	16,240	815,248
		1,904,790
Electric Utilities — 0.7%
Acciona SA (Spain)	22	5,785
Alliant Energy Corp.	190	13,634
American Electric Power Co., Inc.	4,200	550,536
Constellation Energy Corp.	625	174,531
Duke Energy Corp.(a)	1,280	167,603
Edison International	280	20,491
Elia Group SA/NV (Belgium)	84	12,902
Enel SpA (Italy)	29,756	325,317
Entergy Corp.	330	37,079
Evergy, Inc.	170	13,926
Eversource Energy	280	19,398
Exelon Corp.	3,360	164,707
FirstEnergy Corp.	1,180	59,779
Iberdrola SA (Spain)	624	14,286
Kansai Electric Power Co., Inc. (The) (Japan)	1,900	31,590
NextEra Energy, Inc.	3,150	292,572
NRG Energy, Inc.	850	124,219
PG&E Corp.	20,740	364,402
Pinnacle West Capital Corp.	80	8,060
PPL Corp.	550	21,010
Southern Co. (The)	5,820	561,747
Xcel Energy, Inc.	440	34,954
		3,018,528
Electrical Equipment — 0.7%
ABB Ltd. (Switzerland)	4,634	376,781
Accelleron Industries AG (Switzerland)	374	33,805
AMETEK, Inc.	1,900	407,284
Eaton Corp. PLC	290	103,724
Emerson Electric Co.	420	55,028
Fujikura Ltd. (Japan)	3,600	99,007
GE Vernova, Inc.	900	785,610
Generac Holdings, Inc.*	40	7,813
Hubbell, Inc.	35	17,176
Legrand SA (France)	36	5,593
Mitsubishi Electric Corp. (Japan)	7,700	251,845
nVent Electric PLC	2,900	343,012
Rockwell Automation, Inc.	380	136,374
Schneider Electric SE	462	125,840
Siemens Energy AG (Germany)	1,512	260,744
Vertiv Holdings Co. (Class A Stock)	680	170,395
Vestas Wind Systems A/S (Denmark)	1,385	41,787
		3,221,818
	Shares	Value

Common Stocks (continued)
Electronic Equipment, Instruments & Components — 0.3%
Amphenol Corp. (Class A Stock)	1,910	$241,328
Avnet, Inc.	500	30,810
CDW Corp.	390	47,198
Codan Ltd. (Australia)	768	16,904
Cognex Corp.	1,900	93,081
Coherent Corp.*	270	64,317
Corning, Inc.	880	119,654
Halma PLC (United Kingdom)	2,089	106,603
Jabil, Inc.	90	23,907
Keysight Technologies, Inc.*	1,220	344,491
Kyocera Corp. (Japan)	9,100	139,535
Littelfuse, Inc.	400	135,740
Murata Manufacturing Co. Ltd. (Japan)	1,800	40,387
TD SYNNEX Corp.	300	50,613
TE Connectivity PLC (Switzerland)	210	43,894
Teledyne Technologies, Inc.*	40	24,200
Zebra Technologies Corp. (Class A Stock)*	45	9,409
		1,532,071
Energy Equipment & Services — 0.1%
Baker Hughes Co.	1,330	81,196
Halliburton Co.	620	24,174
SLB Ltd.	1,110	57,043
Tenaris SA	4,462	130,435
Weatherford International PLC	3,200	302,656
		595,504
Entertainment — 0.5%
Electronic Arts, Inc.	160	32,619
Live Nation Entertainment, Inc.*	110	16,776
Netflix, Inc.*(a)	11,850	1,139,377
Take-Two Interactive Software, Inc.*	350	69,125
TKO Group Holdings, Inc.	80	16,132
Toho Co. Ltd. (Japan)	800	8,403
Walt Disney Co. (The)	7,220	695,864
Warner Bros Discovery, Inc.*	1,850	50,801
		2,029,097
Financial Services — 1.2%
Apollo Global Management, Inc.	340	37,883
Berkshire Hathaway, Inc. (Class B Stock)*	4,215	2,019,828
Block, Inc.*	400	24,072
Corpay, Inc.*	65	18,914
Fidelity National Information Services, Inc.	7,480	350,887
Fiserv, Inc.*	5,600	312,480
Global Payments, Inc.	170	11,441
Helia Group Ltd. (Australia)	11,363	41,675
Industrivarden AB (Sweden) (Class A Stock)	174	8,666
Industrivarden AB (Sweden) (Class C Stock)	1,760	87,241
Jack Henry & Associates, Inc.	80	12,643
Mastercard, Inc. (Class A Stock)	2,555	1,276,631
ORIX Corp. (Japan)	6,200	183,963

A4

AST QUANTITATIVE MODELING PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
	Shares	Value

Common Stocks (continued)
Financial Services (cont’d.)
PayPal Holdings, Inc.	680	$30,757
Visa, Inc. (Class A Stock)	3,405	1,029,127
Washington H Soul Pattinson & Co. Ltd. (Australia)	494	13,883
		5,460,091
Food Products — 0.3%
Archer-Daniels-Midland Co.	350	25,441
Bunge Global SA	100	12,720
Campbell’s Co. (The)(a)	140	3,118
Conagra Brands, Inc.	350	5,502
General Mills, Inc.	6,690	249,002
Hershey Co. (The)	110	22,868
Hormel Foods Corp.	210	4,756
Ingredion, Inc.	1,400	157,724
J.M. Smucker Co. (The)	1,490	143,696
Kraft Heinz Co. (The)	630	14,169
Lamb Weston Holdings, Inc.	800	33,808
McCormick & Co., Inc.	190	9,584
Mondelez International, Inc. (Class A Stock)	960	55,334
Nestle SA	2,692	264,061
Smithfield Foods, Inc.	7,200	201,384
Tyson Foods, Inc. (Class A Stock)	210	13,455
WH Group Ltd. (Hong Kong), 144A	168,000	220,825
		1,437,447
Gas Utilities — 0.1%
Atmos Energy Corp.	150	27,708
Naturgy Energy Group SA (Spain)	4,539	136,262
Osaka Gas Co. Ltd. (Japan)	3,900	157,968
Shizuoka Gas Co. Ltd. (Japan)	1,500	14,384
Snam SpA (Italy)	1,824	13,818
Tokyo Gas Co. Ltd. (Japan)	2,500	117,740
		467,880
Ground Transportation — 0.3%
CSX Corp.	8,980	368,629
J.B. Hunt Transport Services, Inc.	80	16,952
Norfolk Southern Corp.	165	47,355
Old Dominion Freight Line, Inc.	130	25,402
Uber Technologies, Inc.*	8,280	595,580
Union Pacific Corp.	440	106,753
		1,160,671
Health Care Equipment & Supplies — 0.6%
Abbott Laboratories	4,340	445,588
Align Technology, Inc.*	80	13,714
Asahi Intecc Co. Ltd. (Japan)	300	6,406
Baxter International, Inc.	380	6,384
Becton, Dickinson & Co.	210	33,018
Boston Scientific Corp.*	5,600	351,400
Cooper Cos., Inc. (The)*	140	10,010
Dexcom, Inc.*	280	17,584
Edwards Lifesciences Corp.*	1,030	82,482
Fisher & Paykel Healthcare Corp. Ltd. (New Zealand)	6,279	136,151
	Shares	Value

Common Stocks (continued)
Health Care Equipment & Supplies (cont’d.)
GE HealthCare Technologies, Inc.	340	$24,201
Globus Medical, Inc. (Class A Stock)*	500	43,080
Hologic, Inc.*	190	14,362
Hoya Corp. (Japan)	1,300	225,369
IDEXX Laboratories, Inc.*	305	171,377
Insulet Corp.*	65	13,640
Intuitive Surgical, Inc.*	965	444,855
Medtronic PLC	6,550	567,558
PHC Holdings Corp. (Japan)	3,900	27,310
ResMed, Inc.	100	22,448
Solventum Corp.*	110	7,183
STERIS PLC	300	66,339
Stryker Corp.	255	83,790
Zimmer Biomet Holdings, Inc.	140	12,659
		2,826,908
Health Care Providers & Services — 0.6%
Cardinal Health, Inc.	2,000	422,620
Cencora, Inc.	145	45,550
Centene Corp.*	6,040	197,749
Cigna Group (The)	690	184,057
CVS Health Corp.	6,750	484,785
DaVita, Inc.*	40	6,148
Elevance Health, Inc.	190	55,622
Fresenius Medical Care AG (Germany)	2,953	133,823
Fresenius SE & Co. KGaA (Germany)	1,726	89,572
HCA Healthcare, Inc.	115	54,423
Henry Schein, Inc.*	90	6,633
Humana, Inc.	120	20,807
Labcorp Holdings, Inc.	80	21,345
McKesson Corp.	370	320,183
Quest Diagnostics, Inc.	100	19,598
Tenet Healthcare Corp.*	400	75,484
UnitedHealth Group, Inc.	2,220	600,710
Universal Health Services, Inc. (Class B Stock)	40	7,159
		2,746,268
Health Care REITs — 0.1%
Alexandria Real Estate Equities, Inc.	130	6,035
Healthcare Realty Trust, Inc.	4,300	73,057
Healthpeak Properties, Inc.	520	8,543
Ventas, Inc.	1,650	134,937
Welltower, Inc.	520	102,809
		325,381
Hotel & Resort REITs — 0.1%
Host Hotels & Resorts, Inc.	13,080	250,613
Hotels, Restaurants & Leisure — 0.6%
Airbnb, Inc. (Class A Stock)*	310	39,147
Aramark	4,100	166,214
Aristocrat Leisure Ltd. (Australia)	375	11,919
Booking Holdings, Inc.	154	648,389
Carnival Corp.	850	21,998
Chipotle Mexican Grill, Inc.*	7,170	229,512
Darden Restaurants, Inc.	80	15,683
Domino’s Pizza, Inc.	325	116,607

A5

AST QUANTITATIVE MODELING PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
	Shares	Value

Common Stocks (continued)
Hotels, Restaurants & Leisure (cont’d.)
DoorDash, Inc. (Class A Stock)*	270	$40,541
Expedia Group, Inc.	990	228,581
Food & Life Cos. Ltd. (Japan)	800	47,726
Hilton Worldwide Holdings, Inc.	195	59,296
Las Vegas Sands Corp.	920	49,570
Marriott International, Inc. (Class A Stock)	360	117,745
McDonald’s Corp.	1,630	506,588
MGM Resorts International*	140	5,181
Norwegian Cruise Line Holdings Ltd.*	340	6,358
Royal Caribbean Cruises Ltd.	385	105,944
Sodexo SA (France)	268	13,757
Starbucks Corp.	850	76,151
Viking Holdings Ltd.*	1,800	132,264
Wynn Resorts Ltd.	90	9,140
Yum! Brands, Inc.	200	31,096
		2,679,407
Household Durables — 0.1%
D.R. Horton, Inc.	200	27,444
Garmin Ltd.	140	32,481
Lennar Corp. (Class A Stock)	890	77,288
NVR, Inc.*	3	19,769
Panasonic Holdings Corp. (Japan)	4,300	72,117
PulteGroup, Inc.	160	18,818
Sony Group Corp. (Japan)	5,400	112,551
Toll Brothers, Inc.	1,700	231,999
		592,467
Household Products — 0.3%
Church & Dwight Co., Inc.	170	15,864
Clorox Co. (The)	90	9,327
Colgate-Palmolive Co.	5,150	438,935
Henkel AG & Co. KGaA (Germany)	154	11,062
Kimberly-Clark Corp.	240	23,153
Procter & Gamble Co. (The)	4,280	618,203
Reckitt Benckiser Group PLC (United Kingdom)	1,337	89,900
		1,206,444
Independent Power & Renewable Electricity Producers — 0.0%
AES Corp. (The)	530	7,468
RWE AG (Germany)	1,570	105,628
Solaria Energia y Medio Ambiente SA (Spain)*	566	15,686
Vistra Corp.	530	79,675
		208,457
Industrial Conglomerates — 0.2%
3M Co.	1,290	187,347
CK Hutchison Holdings Ltd. (United Kingdom)	12,500	95,950
Hitachi Ltd. (Japan)	5,000	146,677
Honeywell International, Inc.	970	219,249
Siemens AG (Germany)	643	156,657
		805,880
	Shares	Value

Common Stocks (continued)
Industrial REITs — 0.1%
Prologis, Inc.	4,490	$593,488
Insurance — 0.9%
Aegon Ltd.	26,775	195,812
Aflac, Inc.	350	38,399
Ageas SA/NV (Belgium)	1,592	117,192
AIA Group Ltd. (Hong Kong)	12,200	135,558
Allianz SE (Germany)	267	112,759
Allstate Corp. (The)	1,990	412,607
American International Group, Inc.	3,210	241,552
Aon PLC (Class A Stock)	960	309,869
Arch Capital Group Ltd.*	270	25,917
Arthur J. Gallagher & Co.	220	47,648
Assurant, Inc.	240	52,274
AXA SA (France)	6,142	282,234
Brown & Brown, Inc.	230	14,998
Chubb Ltd.	1,470	479,117
Cincinnati Financial Corp.	120	18,882
Erie Indemnity Co. (Class A Stock)	30	7,539
Everest Group Ltd.	35	11,440
Globe Life, Inc.	90	12,525
Hartford Insurance Group, Inc. (The)	210	28,398
Kemper Corp.	4,400	134,464
Loews Corp.	160	17,078
Marsh & McLennan Cos., Inc.	1,460	253,237
MetLife, Inc.	6,120	432,806
MS&AD Insurance Group Holdings, Inc. (Japan)	2,000	52,191
NN Group NV (Netherlands)	2,689	210,000
Principal Financial Group, Inc.	150	13,517
Progressive Corp. (The)	940	186,346
QBE Insurance Group Ltd. (Australia)	11,365	167,711
Talanx AG (Germany)	117	14,518
Tokio Marine Holdings, Inc. (Japan)	300	14,082
Travelers Cos., Inc. (The)	160	46,669
Unipol Assicurazioni SpA (Italy)	1,215	28,225
W.R. Berkley Corp.	230	15,244
Willis Towers Watson PLC	95	27,617
		4,158,425
Interactive Media & Services — 2.5%
Alphabet, Inc. (Class A Stock)	15,245	4,383,852
Alphabet, Inc. (Class C Stock)	12,485	3,581,447
LY Corp. (Japan)	32,000	77,156
Meta Platforms, Inc. (Class A Stock)	5,710	3,266,863
Scout24 SE (Germany), 144A	158	12,191
		11,321,509
IT Services — 0.4%
Accenture PLC (Class A Stock)	2,800	555,212
Akamai Technologies, Inc.*	100	11,485
Aubay (France)	126	6,073
Capgemini SE (France)	867	102,305
Cognizant Technology Solutions Corp. (Class A Stock)	5,950	365,032
EPAM Systems, Inc.*	40	5,416
Fujitsu Ltd. (Japan)	600	12,270
Gartner, Inc.*	80	12,667

A6

AST QUANTITATIVE MODELING PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
	Shares	Value

Common Stocks (continued)
IT Services (cont’d.)
GoDaddy, Inc. (Class A Stock)*	700	$57,869
International Business Machines Corp.	1,295	313,895
MongoDB, Inc.*	500	122,385
NEC Corp. (Japan)	3,200	79,626
Nomura Research Institute Ltd. (Japan)	200	5,474
Obic Co. Ltd. (Japan)	1,400	33,980
Otsuka Corp. (Japan)	4,200	80,408
TIS, Inc. (Japan)	2,400	51,315
VeriSign, Inc.	80	19,869
		1,835,281
Leisure Products — 0.0%
Hasbro, Inc.	730	68,328
Life Sciences Tools & Services — 0.3%
Agilent Technologies, Inc.	210	23,936
Bio-Techne Corp.(a)	110	5,749
Charles River Laboratories International, Inc.*	40	6,900
Danaher Corp.	3,070	582,072
IQVIA Holdings, Inc.*	120	20,465
Mettler-Toledo International, Inc.*	15	18,918
Revvity, Inc.	80	7,009
Thermo Fisher Scientific, Inc.	880	432,546
Waters Corp.*	80	23,824
West Pharmaceutical Services, Inc.	480	120,307
		1,241,726
Machinery — 1.0%
Atlas Copco AB (Sweden) (Class B Stock)	2,338	36,548
Caterpillar, Inc.	1,465	1,037,894
Crane Co.	1,600	273,600
Cummins, Inc.	800	430,416
Deere & Co.	505	284,467
Dover Corp.	100	20,845
Epiroc AB (Sweden) (Class B Stock)	547	11,718
FANUC Corp. (Japan)	300	10,457
Fortive Corp.	230	12,714
IDEX Corp.	80	15,164
Illinois Tool Works, Inc.	190	49,455
Ingersoll Rand, Inc.	260	20,831
Kubota Corp. (Japan)	7,400	118,586
Lincoln Electric Holdings, Inc.	1,000	249,080
Makita Corp. (Japan)	600	19,720
Metso OYJ (Finland)	6,888	119,371
Mitsubishi Heavy Industries Ltd. (Japan)	5,900	162,112
Nordson Corp.	40	10,642
NSK Ltd. (Japan)	11,100	78,660
Otis Worldwide Corp.	290	22,353
PACCAR, Inc.	390	45,045
Parker-Hannifin Corp.	620	555,049
Pentair PLC	140	12,195
Sandvik AB (Sweden)	6,836	262,789
Schindler Holding AG (Switzerland)	33	10,394
SMC Corp. (Japan)	100	39,330
Snap-on, Inc.	35	12,713
	Shares	Value

Common Stocks (continued)
Machinery (cont’d.)
Stanley Black & Decker, Inc.	110	$7,817
Toro Co. (The)	400	37,376
VAT Group AG (Switzerland), 144A	16	9,982
Wartsila OYJ Abp (Finland)	5,447	202,890
Westinghouse Air Brake Technologies Corp.	120	29,989
Xylem, Inc.	480	57,360
Yangzijiang Shipbuilding Holdings Ltd. (China)	24,000	71,289
		4,338,851
Marine Transportation — 0.0%
AP Moller - Maersk A/S (Class A Stock)	5	12,243
AP Moller - Maersk A/S (Class B Stock)	17	42,464
Nippon Yusen KK (Japan)	1,800	66,122
SITC International Holdings Co. Ltd. (China)	21,000	91,949
		212,778
Media — 0.1%
Charter Communications, Inc. (Class A Stock)*	55	11,874
EchoStar Corp. (Class A Stock)*	90	10,536
Fox Corp. (Class A Stock)	750	43,800
Fox Corp. (Class B Stock)	130	6,903
Future PLC (United Kingdom)	10,734	42,168
News Corp. (Class A Stock)	270	6,731
News Corp. (Class B Stock)	110	3,136
Omnicom Group, Inc.(a)	831	62,583
Paramount Skydance Corp. (Class B Stock)(a)	220	1,984
Publicis Groupe SA (France)	508	42,047
Sirius XM Holdings, Inc.	1,500	34,620
SKY Perfect JSAT Corp. (Japan)	800	15,169
Trade Desk, Inc. (The) (Class A Stock)*	320	7,261
Versant Media Group, Inc.*	6,700	248,034
		536,846
Metals & Mining — 0.5%
ArcelorMittal SA (Luxembourg)	771	39,985
BHP Group Ltd. (Australia)	9,623	348,184
Boliden AB (Sweden)*	968	50,744
Endeavour Mining PLC (Ivory Coast)	242	14,580
Evolution Mining Ltd. (Australia)	15,016	135,215
Fortescue Ltd. (Australia)	6,923	98,927
Freeport-McMoRan, Inc.	7,570	444,965
JFE Holdings, Inc. (Japan)	1,200	14,049
JX Advanced Metals Corp. (Japan)	3,900	86,439
Mitsubishi Materials Corp. (Japan)	400	12,605
Newmont Corp.	3,510	379,958
Nucor Corp.	1,800	304,380
Rio Tinto Ltd. (Australia)	533	60,556
Rio Tinto PLC (Australia)	3,342	310,050
Steel Dynamics, Inc.	100	18,000
		2,318,637

A7

AST QUANTITATIVE MODELING PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
	Shares	Value

Common Stocks (continued)
Multi-Utilities — 0.3%
Ameren Corp.	200	$21,984
CenterPoint Energy, Inc.	480	20,717
CMS Energy Corp.	720	55,858
Consolidated Edison, Inc.	270	30,559
Dominion Energy, Inc.	630	38,947
DTE Energy Co.	1,650	241,263
E.ON SE (Germany)	3,584	78,495
Engie SA (France)	8,798	283,537
National Grid PLC (United Kingdom)	800	13,504
NiSource, Inc.	350	16,331
Public Service Enterprise Group, Inc.	370	29,951
Sempra	3,780	367,302
WEC Energy Group, Inc.	240	27,785
		1,226,233
Office REITs — 0.0%
BXP, Inc.	110	5,709
Oil, Gas & Consumable Fuels — 1.5%
Aker BP ASA (Norway)	1,950	72,089
Antero Midstream Corp.	12,400	282,720
APA Corp.	260	11,034
BP PLC	11,213	87,762
Chevron Corp.	4,947	1,023,534
ConocoPhillips	5,610	740,520
Coterra Energy, Inc.	560	19,678
d’Amico International Shipping SA (Italy)	4,125	35,949
Devon Energy Corp.	4,760	239,523
Diamondback Energy, Inc.	1,140	225,481
ENEOS Holdings, Inc. (Japan)	21,100	190,114
Eni SpA (Italy)	2,893	82,259
EOG Resources, Inc.	1,000	144,570
EQT Corp.	460	29,274
Expand Energy Corp.	170	18,663
Exxon Mobil Corp.	12,210	2,071,549
Friedrich Vorwerk Group SE (Germany)	81	6,702
Galp Energia SGPS SA (Portugal)	2,728	65,411
Idemitsu Kosan Co. Ltd. (Japan)	6,700	65,777
Kinder Morgan, Inc.	1,460	48,954
Marathon Petroleum Corp.	650	158,717
Occidental Petroleum Corp.	530	34,450
ONEOK, Inc.	470	42,483
Phillips 66	1,600	291,488
Repsol SA (Spain)	1,920	54,045
Shell PLC	4,823	223,378
Targa Resources Corp.	180	45,131
Texas Pacific Land Corp.	47	22,304
TotalEnergies SE (France)	1,878	172,352
Valero Energy Corp.	220	54,358
Williams Cos., Inc. (The)	4,710	342,794
Woodside Energy Group Ltd. (Australia)	1,025	24,331
		6,927,394
Passenger Airlines — 0.1%
Delta Air Lines, Inc.	480	31,910
	Shares	Value

Common Stocks (continued)
Passenger Airlines (cont’d.)
Deutsche Lufthansa AG (Germany)	1,673	$14,247
International Consolidated Airlines Group SA (United Kingdom)	15,102	71,679
Southwest Airlines Co.	360	13,525
United Airlines Holdings, Inc.*	1,940	178,616
		309,977
Personal Care Products — 0.0%
Estee Lauder Cos., Inc. (The) (Class A Stock)	180	12,919
Kenvue, Inc.	1,430	24,653
Shiseido Co. Ltd. (Japan)	4,700	96,022
Unilever PLC (United Kingdom)	560	30,744
		164,338
Pharmaceuticals — 1.7%
Astellas Pharma, Inc. (Japan)	14,800	241,267
AstraZeneca PLC (United Kingdom)	1,725	337,307
Bristol-Myers Squibb Co.	3,720	225,618
Chugai Pharmaceutical Co. Ltd. (Japan)	400	22,059
Eli Lilly & Co.	2,190	2,014,296
Galderma Group AG (Switzerland)	42	8,254
GSK PLC	5,466	150,564
Ipsen SA (France)	1,020	190,621
Johnson & Johnson	7,140	1,745,302
Merck & Co., Inc.	5,500	661,595
Novartis AG	2,992	459,255
Novo Nordisk A/S (Denmark) (Class B Stock)	1,634	59,795
Orion OYJ (Finland) (Class B Stock)	1,064	85,999
Pfizer, Inc.	18,140	509,371
Roche Holding AG	1,380	550,745
Sandoz Group AG (Switzerland)	936	73,337
Sanofi SA	2,197	212,164
Shionogi & Co. Ltd. (Japan)	600	13,273
Takeda Pharmaceutical Co. Ltd. (Japan)	900	33,145
Viatris, Inc.	860	11,619
Zoetis, Inc.	310	36,645
		7,642,231
Professional Services — 0.2%
Automatic Data Processing, Inc.	500	101,590
Booz Allen Hamilton Holding Corp.	800	62,424
Broadridge Financial Solutions, Inc.	80	12,998
Clarivate PLC*(a)	119,700	302,841
Computershare Ltd. (Australia)	1,327	26,172
Concentrix Corp.	3,800	103,968
Equifax, Inc.	90	16,206
Jacobs Solutions, Inc.	990	126,007
Leidos Holdings, Inc.	120	18,663
Paychex, Inc.	240	22,109
Recruit Holdings Co. Ltd. (Japan)	600	26,142
Teleperformance SE (France)	324	19,039
Verisk Analytics, Inc.	100	18,975
		857,134

A8

AST QUANTITATIVE MODELING PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
	Shares	Value

Common Stocks (continued)
Real Estate Management & Development — 0.1%
CBRE Group, Inc. (Class A Stock)*	810	$109,723
CoStar Group, Inc.*	310	12,505
Daito Trust Construction Co. Ltd. (Japan)	2,200	51,555
Daiwa House Industry Co. Ltd. (Japan)	800	25,098
Hulic Co. Ltd. (Japan)	1,900	22,148
Jones Lang LaSalle, Inc.*	900	273,888
LEG Immobilien SE (Germany)	1,067	69,698
Vonovia SE (Germany)	3,446	86,193
		650,808
Residential REITs — 0.0%
AvalonBay Communities, Inc.	100	16,335
Camden Property Trust	90	8,789
Equity Residential	1,250	73,937
Essex Property Trust, Inc.	50	12,100
Invitation Homes, Inc.	420	10,437
Mid-America Apartment Communities, Inc.	80	9,770
UDR, Inc.	220	7,432
		138,800
Retail REITs — 0.1%
Federal Realty Investment Trust	80	8,497
Kimco Realty Corp.	500	11,235
Klepierre SA (France)	2,387	89,613
Realty Income Corp.	3,690	225,754
Regency Centers Corp.	150	11,349
Simon Property Group, Inc.	240	44,767
Unibail-Rodamco-Westfield (France)	322	35,525
Vicinity Ltd. (Australia)	81,270	132,583
		559,323
Semiconductors & Semiconductor Equipment — 4.9%
Advanced Micro Devices, Inc.*	3,410	693,696
Advantest Corp. (Japan)	2,100	289,814
Analog Devices, Inc.	1,660	528,112
Applied Materials, Inc.	1,790	611,804
ASML Holding NV (Netherlands)	688	914,873
BE Semiconductor Industries NV (Netherlands)	98	20,991
Broadcom, Inc.	12,535	3,879,708
First Solar, Inc.*	90	17,753
Intel Corp.*	6,700	295,671
Kioxia Holdings Corp. (Japan)*	900	117,540
KLA Corp.	247	363,685
Lam Research Corp.	4,930	1,053,344
Marvell Technology, Inc.	1,700	168,385
Microchip Technology, Inc.	4,300	277,823
Micron Technology, Inc.	3,440	1,162,170
Monolithic Power Systems, Inc.	36	39,361
NVIDIA Corp.	61,930	10,800,592
NXP Semiconductors NV (Netherlands)(a)	180	35,435
ON Semiconductor Corp.*	290	17,957
Qnity Electronics, Inc.	150	17,307
QUALCOMM, Inc.	2,040	262,711
	Shares	Value

Common Stocks (continued)
Semiconductors & Semiconductor Equipment (cont’d.)
Renesas Electronics Corp. (Japan)	2,000	$28,594
Skyworks Solutions, Inc.	110	5,891
Teradyne, Inc.	1,140	337,964
Texas Instruments, Inc.	1,070	207,730
Tokyo Electron Ltd. (Japan)	100	24,845
		22,173,756
Software — 2.7%
Adobe, Inc.*	2,050	498,314
AppLovin Corp. (Class A Stock)*	400	159,200
Autodesk, Inc.*	1,850	442,890
Cadence Design Systems, Inc.*	395	109,759
Check Point Software Technologies Ltd. (Israel)*	700	99,995
Crowdstrike Holdings, Inc. (Class A Stock)*	185	72,226
Datadog, Inc. (Class A Stock)*	240	28,332
Fair Isaac Corp.*	17	18,148
Fortinet, Inc.*	2,470	201,848
Gen Digital, Inc.	11,810	222,382
Intuit, Inc.	725	313,475
Microsoft Corp.	20,040	7,418,207
Nice Ltd. (Israel)*	277	30,583
Oracle Corp.	3,460	509,001
Palantir Technologies, Inc. (Class A Stock)*	4,200	614,376
Palo Alto Networks, Inc.*	600	96,192
PTC, Inc.*	80	11,399
Roper Technologies, Inc.	475	168,084
Salesforce, Inc.(a)	2,340	436,808
SAP SE (Germany)	808	137,750
ServiceNow, Inc.*	2,630	274,967
Synopsys, Inc.*	140	55,507
Trimble, Inc.*	170	11,089
Tyler Technologies, Inc.*	35	11,983
Workday, Inc. (Class A Stock)*	180	23,386
Zoom Communications, Inc.*	3,300	265,287
		12,231,188
Specialized REITs — 0.3%
American Tower Corp.	2,340	403,837
Crown Castle, Inc.	320	26,019
Digital Realty Trust, Inc.	240	43,250
Equinix, Inc.	140	137,234
Extra Space Storage, Inc.	150	19,669
Iron Mountain, Inc.	720	73,541
Public Storage	410	111,061
SBA Communications Corp.	90	15,490
VICI Properties, Inc.	12,690	346,691
Weyerhaeuser Co.	530	12,948
		1,189,740
Specialty Retail — 0.6%
AutoNation, Inc.*	1,100	214,786
AutoZone, Inc.*	12	40,533
Bath & Body Works, Inc.	1,900	35,473
Best Buy Co., Inc.	140	8,988

A9

AST QUANTITATIVE MODELING PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
	Shares	Value

Common Stocks (continued)
Specialty Retail (cont’d.)
Carvana Co.*	125	$39,298
Fast Retailing Co. Ltd. (Japan)	300	118,532
Five Below, Inc.*	400	91,392
Home Depot, Inc. (The)	1,890	621,602
Industria de Diseno Textil SA (Spain)	578	33,645
JD Sports Fashion PLC (United Kingdom)	18,196	17,258
Kingfisher PLC (United Kingdom)	42,436	161,356
Lowe’s Cos., Inc.	1,460	344,969
O’Reilly Automotive, Inc.*	625	57,694
Ross Stores, Inc.	2,140	463,588
TJX Cos., Inc. (The)	2,720	434,384
Tractor Supply Co.	390	17,667
Ulta Beauty, Inc.*	330	172,494
Williams-Sonoma, Inc.	80	14,586
		2,888,245
Technology Hardware, Storage & Peripherals — 2.4%
Apple, Inc.	37,750	9,580,572
Dell Technologies, Inc. (Class C Stock)	220	36,109
Hewlett Packard Enterprise Co.	990	23,572
HP, Inc.	680	13,063
Logitech International SA (Switzerland)	951	88,314
NetApp, Inc.	140	14,335
Sandisk Corp.*	480	304,963
Seagate Technology Holdings PLC	160	62,681
Super Micro Computer, Inc.*	370	8,425
Western Digital Corp.	1,845	499,054
		10,631,088
Textiles, Apparel & Luxury Goods — 0.2%
Asics Corp. (Japan)	3,700	99,475
Cie Financiere Richemont SA (Switzerland) (Class A Stock)	951	167,914
Deckers Outdoor Corp.*	400	40,036
Lululemon Athletica, Inc.*	75	11,482
LVMH Moet Hennessy Louis Vuitton SE (France)	78	42,638
NIKE, Inc. (Class B Stock)	890	47,010
Pandora A/S (Denmark)	432	30,877
Ralph Lauren Corp.	30	10,320
Tapestry, Inc.	1,670	235,654
		685,406
Tobacco — 0.3%
Altria Group, Inc.	1,250	82,488
British American Tobacco PLC (United Kingdom)	3,169	183,988
Imperial Brands PLC (United Kingdom)	5,294	214,660
Philip Morris International, Inc.	3,960	654,746
		1,135,882
Trading Companies & Distributors — 0.2%
AerCap Holdings NV (Ireland)	1,000	137,180
Diploma PLC (United Kingdom)	616	49,183
Fastenal Co.	850	39,440
Mitsui & Co. Ltd. (Japan)	3,700	143,015
	Shares	Value

Common Stocks (continued)
Trading Companies & Distributors (cont’d.)
Sumitomo Corp. (Japan)	900	$33,677
United Rentals, Inc.	45	32,785
W.W. Grainger, Inc.	272	296,700
		731,980
Water Utilities — 0.0%
American Water Works Co., Inc.	160	21,774
Wireless Telecommunication Services — 0.1%
Airtel Africa PLC (Nigeria), 144A	23,843	109,948
SoftBank Group Corp. (Japan)	2,200	53,569
Tele2 AB (Sweden) (Class B Stock)	660	13,660
T-Mobile US, Inc.	350	73,511
Vodafone Group PLC (United Kingdom)	132,052	199,181
		449,869

Total Common Stocks (cost $148,802,310)		177,828,239
Preferred Stocks — 0.0%
Automobiles — 0.0%
Bayerische Motoren Werke AG (Germany) (PRFC)	90	8,285
Volkswagen AG (Germany) (PRFC)	539	55,135
		63,420
Household Products — 0.0%
Henkel AG & Co. KGaA (Germany) (PRFC)	1,384	106,913

Total Preferred Stocks (cost $174,228)		170,333
Unaffiliated Exchange-Traded Funds — 2.3%
iShares Core S&P 500 ETF	1,600	1,045,136
iShares MSCI EAFE ETF	2,300	223,399
Vanguard Dividend Appreciation ETF	41,936	9,018,756

Total Unaffiliated Exchange-Traded Funds (cost $9,720,631)		10,287,291
Unaffiliated Fund — 4.6%
AB Global Bond Fund, Inc.	2,986,343	20,516,180
(cost $20,735,674)

Interest Rate	Maturity Date	Principal Amount (000)#
Asset-Backed Securities — 4.1%
Automobiles — 1.5%
AmeriCredit Automobile Receivables Trust,
Series 2023-01, Class C
5.800%	12/18/28	400	405,627
Avis Budget Rental Car Funding AESOP LLC,
Series 2022-04A, Class A, 144A
4.770%	02/20/29	830	834,632
Series 2023-03A, Class A, 144A
5.440%	02/22/28	400	402,857

A10

AST QUANTITATIVE MODELING PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Automobiles (cont’d.)
BOF VII AL Funding Trust I,
Series 2023-CAR03, Class A2, 144A
6.291%	07/26/32	92	$92,938
Series 2023-CAR03, Class B, 144A
6.632%	07/26/32	46	46,432
Chase Auto Owner Trust,
Series 2022-AA, Class B, 144A
4.460%	04/25/28	200	200,333
Enterprise Fleet Financing LLC,
Series 2025-04, Class A2, 144A
4.050%	08/20/28	200	199,761
Ford Credit Auto Owner Trust,
Series 2024-01, Class A, 144A
4.870%(cc)	08/15/36	600	608,684
Ford Credit Floorplan Master Owner Trust,
Series 2023-01, Class A1, 144A
4.920%	05/15/28	500	500,614
Series 2024-01, Class A1, 144A
5.290%	04/15/29	500	505,786
Series 2025-01, Class A1
4.630%	04/15/30	300	301,947
GM Financial Revolving Receivables Trust,
Series 2023-02, Class A, 144A
5.770%	08/11/36	500	517,235
Series 2024-02, Class A, 144A
4.520%	03/11/37	400	403,318
OneMain Direct Auto Receivables Trust,
Series 2022-01A, Class A1, 144A
4.650%	03/14/29	69	69,477
Series 2026-01A, Class A, 144A
4.490%	12/14/33	300	297,713
Santander Drive Auto Receivables Trust,
Series 2022-06, Class C
4.960%	11/15/28	60	60,529
Series 2024-04, Class C
4.950%	04/15/30	300	301,588
Series 2025-03, Class C
4.680%	09/15/31	200	200,285
Toyota Auto Loan Extended Note Trust,
Series 2025-01A, Class A, 144A
4.650%	05/25/38	200	201,581
Wheels Fleet Lease Funding LLC,
Series 2023-01A, Class A, 144A
5.800%	04/18/38	111	111,744
Series 2024-01A, Class A1, 144A
5.490%	02/18/39	263	265,031
			6,528,112
Collateralized Loan Obligations — 2.3%
AGL CLO Ltd. (Cayman Islands),
Series 2020-09A, Class AR, 144A, 3 Month SOFR + 1.530% (Cap N/A, Floor 1.530%)
5.198%(c)	04/20/37	1,000	1,000,386
Barrow Hanley CLO Ltd. (Cayman Islands),
Series 2024-03A, Class A1, 144A, 3 Month SOFR + 1.620% (Cap N/A, Floor 1.620%)
5.288%(c)	04/20/37	1,000	1,000,369
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2020-21A, Class A1R2, 144A, 3 Month SOFR + 1.240% (Cap N/A, Floor 1.240%)
4.912%(c)	01/15/39	750	$749,412
CQS US CLO Ltd. (United Kingdom),
Series 2023-03A, Class A1, 144A, 3 Month SOFR + 1.890% (Cap N/A, Floor 1.890%)
5.558%(c)	01/25/37	1,000	1,000,390
Crown City CLO (Cayman Islands),
Series 2022-04A, Class A1R, 144A, 3 Month SOFR + 1.610% (Cap N/A, Floor 1.610%)
5.278%(c)	04/20/37	1,000	1,000,125
Elevation CLO Ltd. (Cayman Islands),
Series 2021-12A, Class A1R, 144A, 3 Month SOFR + 1.620% (Cap N/A, Floor 1.620%)
5.288%(c)	04/20/37	1,000	1,000,230
Madison Park Funding Ltd. (Cayman Islands),
Series 2016-22A, Class AR2, 144A, 3 Month SOFR + 1.310% (Cap N/A, Floor 1.310%)
4.982%(c)	01/15/38	505	504,872
Ocean Trails CLO,
Series 2020-10A, Class AR2, 144A, 3 Month SOFR + 1.300% (Cap N/A, Floor 1.300%)
4.972%(c)	10/15/34	370	370,008
Octagon Alto Ltd. (Cayman Islands),
Series 2023-01A, Class A1R, 144A, 3 Month SOFR + 1.140% (Cap N/A, Floor 1.140%)
4.808%(c)	10/20/36	500	498,528
Regatta Funding Ltd. (Cayman Islands),
Series 2017-01A, Class A1R, 144A, 3 Month SOFR + 1.550% (Cap N/A, Floor 1.550%)
5.218%(c)	04/17/37	1,000	1,000,467
TICP CLO Ltd. (Cayman Islands),
Series 2018-11A, Class AR, 144A, 3 Month SOFR + 1.530% (Cap N/A, Floor 1.530%)
5.198%(c)	04/25/37	1,000	1,000,422
Trinitas CLO Ltd. (Bermuda),
Series 2024-24A, Class A1, 144A, 3 Month SOFR + 1.600% (Cap N/A, Floor 1.600%)
5.268%(c)	04/25/37	1,000	1,000,092
			10,125,301
Consumer Loans — 0.1%
Affirm Master Trust,
Series 2025-02A, Class A, 144A
4.670%	07/15/33	200	200,590
Series 2026-02A, Class A, 144A
4.670%	04/16/35	200	199,978
GreenSky Home Improvement Trust,
Series 2024-01, Class A2, 144A
5.880%	06/25/59	23	22,567
OneMain Financial Issuance Trust,
Series 2022-02A, Class A, 144A
4.890%	10/14/34	8	8,100
			431,235

A11

AST QUANTITATIVE MODELING PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Equipment — 0.0%
CCG Receivables Trust,
Series 2025-02, Class A2, 144A
4.140%	08/15/34	100	$99,959
Home Equity Loans — 0.2%
RCKT Mortgage Trust,
Series 2024-CES05, Class A1A, 144A
5.846%(cc)	08/25/44	149	149,232
Series 2024-CES06, Class A1A, 144A
5.344%(cc)	09/25/44	254	253,746
Series 2024-CES09, Class A1A, 144A
5.582%(cc)	12/25/44	143	143,965
Series 2025-CES03, Class A1A, 144A
5.553%(cc)	03/25/55	371	373,476
Towd Point Mortgage Trust,
Series 2023-CES02, Class A1A, 144A
7.294%(cc)	10/25/63	88	88,220
			1,008,639
Student Loan — 0.0%
SoFi Professional Loan Program Trust,
Series 2018-C, Class A2FX, 144A
3.590%	01/25/48	81	80,682

Total Asset-Backed Securities (cost $18,208,790)			18,273,928
Commercial Mortgage-Backed Securities — 1.6%
BANK,
Series 2019-BN19, Class A2
2.926%	08/15/61	872	834,532
Series 2019-BN20, Class A2
2.758%	09/15/62	810	763,487
Series 2021-BN38, Class A4
2.275%	12/15/64	1,500	1,312,971
Benchmark Mortgage Trust,
Series 2023-B40, Class A2
6.930%	12/15/56	382	397,433
BMO Mortgage Trust,
Series 2023-C07, Class A2
6.770%	12/15/56	787	814,053
CSAIL Commercial Mortgage Trust,
Series 2019-C16, Class A2
3.067%	06/15/52	447	430,871
Morgan Stanley Capital I Trust,
Series 2016-UB12, Class A3
3.337%	12/15/49	1,077	1,069,641
MSWF Commercial Mortgage Trust,
Series 2023-02, Class A2
6.890%	12/15/56	399	414,441
Wells Fargo Commercial Mortgage Trust,
Series 2019-C53, Class A3
2.787%	10/15/52	195	184,866
Series 2020-C56, Class A4
2.194%	06/15/53	1,133	1,056,287

Total Commercial Mortgage-Backed Securities (cost $7,159,339)			7,278,582
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds — 5.5%
Aerospace & Defense — 0.2%
Boeing Co. (The),
Sr. Unsec’d. Notes
3.550%	03/01/38	833	$691,703
Honeywell Aerospace, Inc.,
Gtd. Notes, 144A
4.600%	03/16/33	38	37,543
4.950%	03/16/36	35	34,724
			763,970
Agriculture — 0.1%
BAT Capital Corp. (United Kingdom),
Gtd. Notes
4.390%	08/15/37	350	318,278
Airlines — 0.0%
United Airlines Holdings, Inc.,
Gtd. Notes
4.875%	03/01/29	35	34,342
Auto Manufacturers — 0.3%
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
3.625%	06/17/31	200	180,280
4.000%	11/13/30	200	186,334
General Motors Financial Co., Inc.,
Sr. Unsec’d. Notes
5.050%	04/04/28	290	292,573
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A
4.875%	06/23/27	230	230,916
Sr. Unsec’d. Notes, 144A, MTN
5.000%	04/07/31	30	30,010
Volkswagen Group of America Finance LLC (Germany),
Gtd. Notes, 144A
5.050%	03/27/28	285	286,805
			1,206,918
Banks — 1.3%
Banco Santander SA (Spain),
Sr. Non-Preferred Notes
5.552%(ff)	03/14/28	400	403,378
Bank of America Corp.,
Sr. Unsec’d. Notes
2.687%(ff)	04/22/32	1,258	1,141,109
5.288%(ff)	04/25/34	300	303,538
Citigroup, Inc.,
Sr. Unsec’d. Notes
2.561%(ff)	05/01/32	925	827,754
Deutsche Bank AG (Germany),
Sr. Non-Preferred Notes
5.373%(ff)	01/10/29	325	328,432
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
5.218%(ff)	04/23/31	340	345,702
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
2.963%(ff)	01/25/33	822	745,315

A12

AST QUANTITATIVE MODELING PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks (cont’d.)
Morgan Stanley,
Sr. Unsec’d. Notes
5.664%(ff)	04/17/36		205	$209,850
Sr. Unsec’d. Notes, MTN
2.511%(ff)	10/20/32		1,000	883,117
Societe Generale SA (France),
Sr. Non-Preferred Notes, 144A
5.519%(ff)	01/19/28		375	377,440
Wells Fargo & Co.,
Sr. Unsec’d. Notes
3.068%(ff)	04/30/41		365	274,057
				5,839,692
Building Materials — 0.0%
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
4.750%	01/15/28		200	197,964
Chemicals — 0.1%
OCP SA (Morocco),
Sr. Unsec’d. Notes, 144A
6.100%	04/30/30		200	203,250
Commercial Services — 0.2%
Brink’s Co. (The),
Gtd. Notes, 144A
4.625%	10/15/27		125	123,574
DCLI Bidco LLC,
Second Mortgage, 144A
7.750%	11/15/29		25	25,260
DP World Ltd. (United Arab Emirates),
Sr. Unsec’d. Notes, 144A
2.375%	09/25/26	EUR	101	115,866
Global Payments, Inc.,
Sr. Unsec’d. Notes
4.875%	11/15/30		170	166,866
Trustees of Princeton University (The),
Unsec’d. Notes
4.201%	03/01/52		445	366,146
United Rentals North America, Inc.,
Gtd. Notes
3.750%	01/15/32		150	137,584
				935,296
Computers — 0.0%
Leidos, Inc.,
Gtd. Notes
5.000%	03/15/36		50	48,335
Diversified Financial Services — 0.2%
Cantor Fitzgerald LP,
Sr. Unsec’d. Notes, 144A
4.500%	04/14/27		550	548,568
OneMain Finance Corp.,
Gtd. Notes
5.375%	11/15/29		50	48,258
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Diversified Financial Services (cont’d.)
Synchrony Financial,
Sr. Unsec’d. Notes
4.947%(ff)	02/25/32	55	$53,400
			650,226
Electric — 0.6%
Comision Federal de Electricidad (Mexico),
Sr. Unsec’d. Notes, 144A
6.045%	01/28/34	200	193,820
Duke Energy Indiana LLC,
First Mortgage
2.750%	04/01/50	650	394,858
NRG Energy, Inc.,
Gtd. Notes, 144A
3.625%	02/15/31	225	207,796
Pacific Gas & Electric Co.,
First Mortgage
3.950%	12/01/47	400	290,519
Public Service Co. of Colorado,
First Mortgage
5.350%	05/15/34(k)	535	544,519
Vistra Operations Co. LLC,
Gtd. Notes, 144A
5.000%	07/31/27	300	299,259
Sr. Sec’d. Notes, 144A
3.700%	01/30/27	535	531,414
			2,462,185
Electrical Components & Equipment — 0.0%
WESCO Distribution, Inc.,
Gtd. Notes, 144A
5.250%	04/15/31	10	9,937
5.500%	04/15/34	10	9,856
			19,793
Engineering & Construction — 0.1%
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A
3.875%	04/30/28	200	195,110
4.250%	10/31/26	370	368,834
			563,944
Entertainment — 0.0%
Caesars Entertainment, Inc.,
Sr. Sec’d. Notes, 144A
7.000%	02/15/30	100	101,304
Foods — 0.3%
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings,
Sr. Unsec’d. Notes, 144A
5.625%	03/10/37	90	90,146
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A
4.125%	01/31/30	25	23,894
4.375%	01/31/32	310	288,951

A13

AST QUANTITATIVE MODELING PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Foods (cont’d.)
Mars, Inc.,
Sr. Unsec’d. Notes, 144A
5.200%	03/01/35	565	$570,138
Smithfield Foods, Inc.,
Gtd. Notes, 144A
3.000%	10/15/30	500	457,361
			1,430,490
Holding Companies-Diversified — 0.0%
Clue Opco LLC,
Sr. Sec’d. Notes, 144A
9.500%	10/15/31	45	43,745
Home Builders — 0.0%
KB Home,
Gtd. Notes
4.000%	06/15/31	175	161,575
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A
5.750%	11/15/32	5	5,013
			166,588
Internet — 0.1%
Alphabet, Inc.,
Sr. Unsec’d. Notes
4.400%	02/15/33	20	19,744
4.700%	11/15/35(k)	60	59,299
Amazon.com, Inc.,
Sr. Unsec’d. Notes
4.550%	03/13/33	80	79,226
4.875%	03/13/36	110	108,975
Beignet Investor LLC,
Sr. Sec’d. Notes, 144A
6.581%	05/30/49	282	290,424
Meta Platforms, Inc.,
Sr. Unsec’d. Notes
4.600%	11/15/32(k)	35	34,637
4.875%	11/15/35(k)	35	34,328
			626,633
Media — 0.0%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A
5.125%	05/01/27	14	14,003
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
5.125%	07/01/49	175	134,295
			148,298
Mining — 0.1%
Kinross Gold Corp. (Canada),
Sr. Unsec’d. Notes
6.250%	07/15/33	560	596,006
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Multi-National — 0.0%
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
5.000%	01/24/29	120	$122,724
Oil & Gas — 0.6%
Aker BP ASA (Norway),
Gtd. Notes, 144A
3.100%	07/15/31	675	615,596
Diamondback Energy, Inc.,
Gtd. Notes
6.250%	03/15/33	470	501,852
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes
6.875%	04/29/30	250	250,150
EQT Corp.,
Sr. Unsec’d. Notes
7.500%	06/01/30	25	27,218
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A
6.000%	02/01/31	275	266,190
Petroleos Mexicanos (Mexico),
Gtd. Notes
6.840%	01/23/30	90	90,306
10.000%	02/07/33	40	45,570
Var Energi ASA (Norway),
Sr. Unsec’d. Notes, 144A
5.000%	05/18/27	900	903,890
			2,700,772
Pharmaceuticals — 0.1%
Viatris, Inc.,
Gtd. Notes
4.000%	06/22/50	315	206,247
Pipelines — 0.6%
DCP Midstream Operating LP,
Gtd. Notes, 144A
6.750%	09/15/37	500	541,059
Energy Transfer LP,
Sr. Unsec’d. Notes
5.150%	03/15/45	350	305,245
MPLX LP,
Sr. Unsec’d. Notes
4.950%	03/14/52	190	157,742
ONEOK, Inc.,
Gtd. Notes
6.050%	09/01/33	620	649,755
Targa Resources Corp.,
Gtd. Notes
4.200%	02/01/33	535	507,129
Western Midstream Operating LP,
Sr. Unsec’d. Notes
4.050%	02/01/30	565	549,008
			2,709,938

A14

AST QUANTITATIVE MODELING PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Real Estate Investment Trusts (REITs) — 0.4%
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
4.050%	07/01/30	670	$651,708
Kimco Realty OP LLC,
Gtd. Notes
4.600%	02/01/33	445	438,072
Sun Communities Operating LP,
Gtd. Notes
2.300%	11/01/28	585	553,643
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A
5.750%	02/01/27	240	241,408
			1,884,831
Software — 0.1%
Fidelity National Information Services, Inc.,
Sr. Unsec’d. Notes
4.800%	03/10/31	95	94,222
Oracle Corp.,
Sr. Unsec’d. Notes
5.500%	08/03/35	40	38,213
6.550%	02/04/46	25	23,341
6.700%	02/04/56	30	27,788
6.850%	02/04/66	30	27,543
Salesforce, Inc.,
Sr. Unsec’d. Notes
6.550%	03/15/56	30	30,072
6.700%	03/15/66	20	20,307
			261,486
Telecommunications — 0.1%
AT&T, Inc.,
Sr. Unsec’d. Notes
3.500%	06/01/41	385	298,471
Black Pearl Compute LLC,
Sr. Sec’d. Notes, 144A
6.125%	02/15/31	5	5,092
SV RNO Property Owner 1 LLC,
Sr. Sec’d. Notes, 144A
5.875%	03/01/31	40	39,639
			343,202

Total Corporate Bonds (cost $24,287,469)			24,586,457
Residential Mortgage-Backed Securities — 0.6%
BRAVO Residential Funding Trust,
Series 2025-NQM06, Class A1, 144A
5.333%(cc)	06/25/65	156	156,701
Chase Home Lending Mortgage Trust,
Series 2023-RPL01, Class A1, 144A
3.500%(cc)	06/25/62	213	195,848
Connecticut Avenue Securities Trust,
Series 2023-R08, Class 1M1, 144A, 30 Day Average SOFR + 1.500% (Cap N/A, Floor 0.000%)
5.162%(c)	10/25/43	25	25,302
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Credit Suisse Mortgage Trust,
Series 2022-RPL04, Class A1, 144A
3.904%(cc)	04/25/62	69	$65,838
Fannie Mae REMIC,
Series 2020-101, Class AI, IO
3.500%	01/25/51	94	17,720
Series 2026-08, Class BS, IO, 30 Day Average SOFR x (1) + 4.300% (Cap 4.300%, Floor 0.000%)
0.638%(c)	02/25/56	787	15,910
Series 2026-18, Class SB, IO, 30 Day Average SOFR x (1) + 4.150% (Cap 4.150%, Floor 0.000%)
0.478%(c)	04/25/56	380	6,839
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2022-DNA06, Class M1A, 144A, 30 Day Average SOFR + 2.150% (Cap N/A, Floor 0.000%)
5.812%(c)	09/25/42	82	82,143
Freddie Mac REMIC,
Series 5222, Class SA, IO, 30 Day Average SOFR x (1) + 3.500% (Cap 3.500%, Floor 0.000%)
0.000%(c)	05/25/52	169	3,657
Series 5269, Class AD
2.000%	01/25/55	711	580,767
Series 5281, Class AY
2.500%	08/25/52	203	166,065
Freddie Mac Strips,
Series 405, Class C20, IO
4.000%	05/25/53	253	54,542
Government National Mortgage Assoc.,
Series 2020-126, Class BI, IO
3.000%	08/20/50	114	18,889
Series 2021-114, Class TI, IO
3.000%	06/20/51	156	20,804
Series 2022-046, Class S, IO, 30 Day Average SOFR x (1) + 3.500% (Cap 3.500%, Floor 0.000%)
0.000%(c)	03/20/52	291	5,882
Series 2022-066, Class SB, IO, 30 Day Average SOFR x (1) + 3.850% (Cap 3.850%, Floor 0.000%)
0.177%(c)	04/20/52	323	10,181
Series 2022-068, Class SP, IO, 30 Day Average SOFR x (1) + 3.850% (Cap 3.850%, Floor 0.000%)
0.177%(c)	04/20/52	266	8,294
Series 2022-093, Class GS, IO, 30 Day Average SOFR x (1) + 3.650% (Cap 3.650%, Floor 0.000%)
0.000%(c)	05/20/52	207	3,935
Series 2022-093, Class IO, IO
3.000%	08/20/51	802	83,483
Series 2022-133, Class SA, IO, 30 Day Average SOFR x (1) + 3.950% (Cap 3.950%, Floor 0.000%)
0.277%(c)	07/20/52	499	11,399
Series 2022-148, Class DS, IO, 30 Day Average SOFR x (1) + 3.600% (Cap 3.600%, Floor 0.000%)
0.000%(c)	08/20/52	523	9,192
GS Mortgage-Backed Securities Corp. Trust,
Series 2025-NQM06, Class A1, 144A
5.021%(cc)	02/25/66	177	176,213

A15

AST QUANTITATIVE MODELING PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
HOMES Trust,
Series 2025-NQM05, Class A1, 144A
5.027%(cc)	09/25/70		275	$273,855
OBX Trust,
Series 2025-NQM08, Class A1, 144A
5.472%(cc)	03/25/65		225	225,646
Series 2025-NQM21, Class A1FC, 144A
4.917%(cc)	10/25/65		280	278,783
PRET Trust,
Series 2024-RPL02, Class A1, 144A
4.075%(cc)	06/25/64		170	160,074
Towd Point Mortgage Trust,
Series 2021-SJ02, Class A1B, 144A
2.250%(cc)	12/25/61		100	94,438

Total Residential Mortgage-Backed Securities (cost $2,761,704)				2,752,400
Sovereign Bonds — 0.3%
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes
6.000%	07/19/28		150	150,900
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes, 144A
5.375%	09/26/30		200	200,750
Israel Government International Bond (Israel),
Sr. Unsec’d. Notes, Series 05Y
5.375%	02/19/30		200	203,000
Ivory Coast Government International Bond (Ivory Coast),
Sr. Unsec’d. Notes, 144A
6.750%	02/25/41		200	175,000
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, 144A
5.750%	09/16/30		350	348,512
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, 144A
5.125%	01/13/28		215	216,505
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes
1.500%	06/26/29	EUR	115	121,024

Total Sovereign Bonds (cost $1,407,344)				1,415,691
U.S. Government Agency Obligations — 5.3%
Federal Home Loan Mortgage Corp.
2.000%	02/01/51		906	736,965
2.000%	06/01/51		563	456,955
2.500%	10/01/35		115	108,768
2.500%	04/01/52		499	421,474
3.500%	06/01/37		88	84,378
3.500%	03/01/48		1,239	1,157,052
4.000%	05/01/52		322	305,190
4.000%	06/01/52		164	155,344
4.000%	02/01/53		482	460,436
4.500%	07/01/47		802	790,637
5.000%	01/01/53		1,557	1,543,097
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
5.000%	02/01/53	786	$778,620
5.000%	06/01/53	510	505,632
5.500%	02/01/55	544	546,698
Federal National Mortgage Assoc.
1.500%	11/01/50	799	619,066
2.000%	03/01/31	74	70,753
2.000%	01/01/32	156	147,994
2.000%	11/01/50	1,284	1,045,633
2.500%	07/01/32	90	85,930
2.500%	08/01/32	101	96,692
2.500%	09/01/32	94	89,903
2.500%	07/01/35	315	300,219
2.500%	12/01/51	1,113	949,066
2.500%	04/01/52	1,143	977,724
3.000%	06/01/36	402	387,308
3.000%	06/01/51	134	118,004
3.000%	04/01/52	986	868,313
3.500%	02/01/48	326	303,740
3.500%	04/01/52	462	424,532
3.500%	09/01/52	1,271	1,166,286
4.000%	06/01/52	447	423,993
4.500%	TBA(tt)	1,000	965,006
4.500%	10/01/48	73	71,580
4.500%	11/01/48	78	76,209
4.500%	12/01/48	64	63,188
4.500%	07/01/52	145	140,530
4.500%	08/01/52	122	118,692
5.000%	06/01/52	676	670,385
5.500%	10/01/53	566	570,303
5.500%	10/01/54	398	400,488
6.000%	09/01/53	305	312,018
Government National Mortgage Assoc.
2.000%	10/20/50	436	360,514
2.000%	01/20/51	210	173,695
3.000%	05/20/46	140	126,948
3.000%	11/20/47	146	131,744
3.500%	08/20/43	719	681,085
3.500%	10/20/46	638	600,235
4.000%	11/20/47	627	599,280
4.000%	03/20/48	377	359,595
4.500%	08/20/48	503	495,269
4.500%	12/20/52	388	377,267
5.000%	03/20/53	61	60,307
7.000%	07/20/54	201	208,630
Tennessee Valley Authority, Sr. Unsec’d. Notes
5.250%	02/01/55	130	128,206

Total U.S. Government Agency Obligations (cost $24,077,056)			23,817,576
U.S. Treasury Obligations — 2.7%
U.S. Treasury Bonds
2.000%	08/15/51	3,190	1,815,808
2.375%	02/15/42	475	346,156
2.375%	05/15/51	845	528,521
3.375%	08/15/42	1,200	1,002,375
4.000%	11/15/52(k)	1,150	988,102
4.625%	02/15/55	120	114,431

A16

AST QUANTITATIVE MODELING PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Treasury Obligations(continued)
4.750%	02/15/45	530	$520,808
4.750%	05/15/55	945	920,046
4.750%	08/15/55	1,285	1,251,871
U.S. Treasury Notes
3.875%	12/31/32	3,000	2,956,875
U.S. Treasury Strips Coupon
5.038%(s)	08/15/43(k)	25	10,344
5.090%(s)	11/15/44	635	244,738
5.145%(s)	11/15/43(k)	3,000	1,224,014
5.519%(s)	05/15/41	335	158,729

Total U.S. Treasury Obligations (cost $12,084,032)			12,082,818

Total Long-Term Investments—93.1% (cost $369,194,952)			418,632,872

	Shares
Short-Term Investments — 5.5%
Affiliated Mutual Funds — 5.2%
PGIM Core Ultra Short Bond Fund(wa)	21,731,391	21,731,391
PGIM Institutional Money Market Fund (7-day effective yield 3.829%) (cost $1,539,684; includes $1,524,778 of cash collateral for securities on loan)(b)(wa)	1,540,986	1,539,908

Total Affiliated Mutual Funds (cost $23,271,075)		23,271,299

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligation(k)(n) — 0.3%
U.S. Treasury Bills
3.608%	06/16/26	1,330	1,319,883
(cost $1,319,976)

Options Purchased*~ — 0.0%
(cost $1,747)	3,160

Total Short-Term Investments (cost $24,592,798)	24,594,342

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN—98.6% (cost $393,787,750)	443,227,214

Value
Options Written*~ — (0.0)%
(premiums received $1,594)	$(3,576)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN—98.6% (cost $393,786,156)	443,223,638

Other assets in excess of liabilities(z) — 1.4%	6,310,755

Net Assets — 100.0%	$449,534,393

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
EUR	Euro

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A	Annual payment frequency for swaps
ADR	American Depositary Receipt
BNP	BNP Paribas S.A.
BOA	Bank of America, N.A.
CDX	Credit Derivative Index
CITI	Citibank, N.A.
CLO	Collateralized Loan Obligation
CMS	Constant Maturity Swap
EAFE	Europe, Australasia, Far East
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corporation
IO	Interest Only (Principal amount represents notional)
JPM	JPMorgan Chase Bank N.A.
LP	Limited Partnership
MSCI	Morgan Stanley Capital International
MSI	Morgan Stanley & Co. International PLC
MTN	Medium Term Note
N/A	Not Applicable
OTC	Over-the-counter
PRFC	Preference Shares
Q	Quarterly payment frequency for swaps
REITs	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
S&P	Standard & Poor’s
SOFR	Secured Overnight Financing Rate
SSB	State Street Bank & Trust Company
STRIPs	Separate Trading of Registered Interest and Principal of Securities
T	Swap payment upon termination
TBA	To Be Announced
USOIS	United States Overnight Index Swap

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.

A17

AST QUANTITATIVE MODELING PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $1,529,165; cash collateral of $1,524,778 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2026.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of March 31, 2026. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(tt)	All or partial principal amount represents “TBA” mortgage dollar rolls. The aggregate mortgage dollar roll principal amount of $1,000,000 is 0.2% of net assets.
(wa)	Represents investments in Funds affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
2-Year 30 CMS Curve CAP	Call	BOA	05/13/26	1.30%		—		70	$—
2-Year 30 CMS Curve CAP	Call	CITI	05/13/26	1.30%		—		140	—
Total OTC Traded (cost $156)									$—

OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
5-Year Interest Rate Swap, 08/13/31	Call	CITI	08/11/26	3.29%	3.29%(A)	1 Day SOFR(A)/ 3.680%		30	$152
1-Year Interest Rate Swap, 09/23/27	Put	CITI	09/21/26	2.80%	3 Month EURIBOR(Q)/ 2.079%	2.80%(A)	EUR	115	348
1-Year Interest Rate Swap, 09/23/27	Put	CITI	09/21/26	10.29%	3 Month EURIBOR(Q)/ 2.079%	10.29%(A)	EUR	115	1
1-Year Interest Rate Swap, 03/23/28	Put	JPM	03/19/27	3.82%	1 Day SOFR(T)/ 3.680%	3.82%(T)		175	486
1-Year Interest Rate Swap, 03/23/28	Put	JPM	03/19/27	11.07%	1 Day SOFR(T)/ 3.680%	11.07%(T)		175	—
2-Year Interest Rate Swap, 11/06/28	Put	BNP	11/04/26	3.21%	1 Day SOFR(A)/ 3.680%	3.21%(A)		195	1,986
2-Year Interest Rate Swap, 11/06/28	Put	BNP	11/04/26	8.19%	1 Day SOFR(A)/ 3.680%	8.19%(A)		195	2
5-Year Interest Rate Swap, 08/13/31	Put	CITI	08/11/26	3.89%	1 Day SOFR(A)/ 3.680%	3.89%(A)		30	185
Total OTC Swaptions (cost $1,591)									$3,160
Total Options Purchased (cost $1,747)									$3,160
A18

AST QUANTITATIVE MODELING PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Options Written:
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
5-Year Interest Rate Swap, 08/13/31	Call	CITI	08/11/26	3.09%	1 Day SOFR(A)/ 3.680%	3.09%(A)		30	$(93)
1-Year Interest Rate Swap, 09/23/27	Put	CITI	09/21/26	3.24%	3.24%(A)	3 Month EURIBOR(Q)/ 2.079%	EUR	230	(350)
1-Year Interest Rate Swap, 03/23/28	Put	JPM	03/19/27	4.27%	4.27%(T)	1 Day SOFR(T)/ 3.680%		350	(524)
2-Year Interest Rate Swap, 11/06/28	Put	BNP	11/04/26	3.49%	3.49%(A)	1 Day SOFR(A)/ 3.680%		195	(1,338)
2-Year Interest Rate Swap, 11/06/28	Put	BNP	11/04/26	3.69%	3.69%(A)	1 Day SOFR(A)/ 3.680%		195	(983)
5-Year Interest Rate Swap, 08/13/31	Put	CITI	08/11/26	3.69%	3.69%(A)	1 Day SOFR(A)/ 3.680%		30	(288)
Total Options Written (premiums received $1,594)									$(3,576)
Futures contracts outstanding at March 31, 2026:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
9	2 Year U.S. Treasury Notes	Jun. 2026	$1,867,008	$4,138
69	5 Year U.S. Treasury Notes	Jun. 2026	7,464,399	(62,889)
6	10 Year U.S. Treasury Notes	Jun. 2026	666,281	1,117
24	10 Year U.S. Ultra Treasury Notes	Jun. 2026	2,724,375	(33,204)
84	Mini MSCI EAFE Index	Jun. 2026	12,184,620	(180,325)
11	S&P 500 E-Mini Index	Jun. 2026	3,613,913	(101,766)
				$(372,929)
Forward foreign currency exchange contracts outstanding at March 31, 2026:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 04/02/26	MSI	EUR	177	$205,575	$205,106	$—	$(469)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 04/02/26	SSB	EUR	177	$209,690	$205,106	$4,584	$—
Expiring 05/12/26	MSI	EUR	177	205,970	205,503	467	—
				$415,660	$410,609	5,051	—
						$5,051	$(469)
A19

AST QUANTITATIVE MODELING PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Credit default swap agreement outstanding at March 31, 2026:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2026(4)	Value at Trade Date	Value at March 31, 2026	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.IG.46.V1	06/20/31	1.000%(Q)	8,985	0.631%	$148,182	$158,084	$9,902
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Interest rate swap agreements outstanding at March 31, 2026:
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2026	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
1,745	05/17/26	4.669%(A)	1 Day SOFR(1)(A)/ 3.680%	$—	$(7,991)	$(7,991)
240	09/25/26	4.699%(A)	1 Day SOFR(1)(A)/ 3.680%	44	(1,903)	(1,947)
3,570	05/13/27	4.497%(A)	1 Day SOFR(2)(A)/ 3.680%	495	37,431	36,936
2,225	05/13/29	4.253%(A)	1 Day SOFR(1)(A)/ 3.680%	(2,366)	(43,464)	(41,098)
505	12/20/44	3.995%(A)	1 Day SOFR(2)(A)/ 3.680%	—	(8,802)	(8,802)
280	05/11/54	1.350%(A)	1 Day SOFR(1)(A)/ 3.680%	127,811	137,142	9,331
220	12/14/54	3.136%(A)	1 Day SOFR(1)(A)/ 3.680%	3,217	7,739	4,522
385	12/20/54	3.825%(A)	1 Day SOFR(1)(A)/ 3.680%	—	19,185	19,185
				$129,201	$139,337	$10,136

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

A20

AST QUANTITATIVE MODELING PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Total return swap agreements outstanding at March 31, 2026:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
Total Return Benchmark Bond Index(T)	1 Day SOFR -54bps(T)/ 3.140%	JPM	09/17/26	(2,196)	$(7,224)	$—	$(7,224)
U.S. Treasury Bond(T)	1 Day USOIS +26bps(T)/ 3.900%	JPM	05/04/26	3,765	(155,769)	—	(155,769)
					$(162,993)	$—	$(162,993)
(1)	On a long total return swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A21